Note 9 - Concentrations	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]
NOTE
9
. CONCENTRATIONS

Credit card processing revenues are from merchant customer transactions, which were processed primarily by one

third
-party processor (greater than
5%
) and our own dedicated bank identification number ("BIN")/Interbank Card Association ("ICA") number during the years ended
December 31, 2020
and
2019
.

For the year ended
December 31, 2020
, we processed
32%
of our total revenue with Priority Payment Systems, and
53%
from our own dedicated BIN/ICA with Esquire Bank, and
10%
with First Data Corp.

For the year ended
December 31, 2019
, we processed
44%
of our total revenue with Priority Payment Systems, and
38%
from our own dedicated BIN/ICA with Esquire Bank.